Shareholder Report, Average Annual Return (Details) 193154_Greenspring Income Opportunities Fund_Institutional Shares_TSR SemiAnnual {Institutional Shares}	6 Months Ended	12 Months Ended	58 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		5.58%	4.67%
Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%	(0.05%)
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent		5.93%	4.66%